Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas
Revenue	₽ 41,135	₽ 40,622	₽ 35,941
Continuing and discontinued operations
Disclosure of geographical areas
Revenue		43,236	39,336
Russia
Disclosure of geographical areas
Revenue	36,988
Russia | Continuing and discontinued operations
Disclosure of geographical areas
Revenue		33,283	29,485
Other CIS
Disclosure of geographical areas
Revenue	2,313
Other CIS | Continuing and discontinued operations
Disclosure of geographical areas
Revenue		1,746	1,592
EU
Disclosure of geographical areas
Revenue	508
EU | Continuing and discontinued operations
Disclosure of geographical areas
Revenue		2,748	3,291
Other countries
Disclosure of geographical areas
Revenue	₽ 1,326
Other countries | Continuing and discontinued operations
Disclosure of geographical areas
Revenue		₽ 5,459	₽ 4,968